LONG-TERM DEBTS (Details) $ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	Jun. 18, 2015 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)
LONG-TERM DEBTS
Senior notes			¥ 8,730.0		¥ 19,061.0
Securitization debt			590.0		4.0
Total			20,134.0	$ 2,758,000,000	19,099.0
Fair value of long-term debt, based on Level 2 inputs			22,800.0		19,100.0
Long-term Debt			8,700.0
Short-term debt			¥ 6.0
Long-term Loans from Commercial Banks
LONG-TERM DEBTS
Weighted average interest rate (as a percent)			6.75%	6.75%
Aggregate principal amount			¥ 8,700.0	$ 1,200,000,000
Loan facilities			10,900.0
Unused loan facilities			¥ 2,200.0
Securitization Debt | Minimum
LONG-TERM DEBTS
Debt Instrument, Interest Rate During Period			2.04%
Debt Instrument, Term			1 year
Securitization Debt | Maximum
LONG-TERM DEBTS
Debt Instrument, Interest Rate During Period			3.50%
Debt Instrument, Term			2 years
2025 Notes
LONG-TERM DEBTS
Senior notes			¥ 0.0		¥ 34.0
Interest rate (as a percent)	1.99%
Aggregate principal amount	$ 400,000,000					¥ 2,800.0	$ 395,000,000
Debt issuance costs | $	6,800,000
Short-term debt			29.0
2025 Notes | ADS
LONG-TERM DEBTS
Principal amount denomination for conversion | $	$ 1,000
Initial conversion rate	9.3555
Initial conversion price (in dollars per share) | $ / shares	$ 106.89
Convertible Debt 2029
LONG-TERM DEBTS
Senior notes			¥ 10,814.0
Interest rate (as a percent)		0.75%
Aggregate principal amount | $		$ 1,500,000,000
Debt issuance costs | $		$ 22,500,000
Percentage Of Principle Amount For Repurchase Fundamental Change In Tax Laws		10.00%
Percentage of principle amount for repurchase fundamental change		100.00%
Debt Instrument, Interest Rate Terms		semiannually
Option To Purchase Exercise Of Additional Aggregate Principal Amount | $		$ 200,000,000
Convertible Debt 2029 | ADS
LONG-TERM DEBTS
Principal amount denomination for conversion | $		$ 1,000
Initial conversion rate		15.0462
Initial conversion price (in dollars per share) | $ / shares		$ 66.46
Debt Instrument, Maturity Date		Jun. 15, 2029